Taxes on Income (Details) - ILS (₪) ₪ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Israeli corporate income tax rate		24.00%	25.00%	26.50%
Change in tax rate, description	In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Carryforward operating losses		₪ 35,085